Income taxes (Details 4) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Abstract]
Future taxable income to realize deferred income tax assets	CAD 2,100
Unrecognized deferred income tax asset on unrealized foreign exchange loss in AOCI	242	CAD 234
Unrecognized tax benefit, gross	61	27	CAD 35	CAD 30
Unrecognized tax benefits, net	54	19	29
Unrecognized tax benefits that would impact effective tax rate	20
Accrued interest and penalties	4	4
Approximate amount of unrecognized tax benefits that may be recognised over the next 12 months as a result of settlements and a lapse of the applicable statute of limitations	7
Recognized accrued interest and penalties	CAD 2	CAD 1	CAD 1